Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net Income (Loss)	$ (13,648)	$ 4,801	$ (4,132)
Interest accrued on convertible preferred shares	$ (44)	$ (48)	$ (48)
Net income (loss) available for allocation	(13,692)	4,753	(4,180)
Net Income (Loss) Attributed to Ordinary Shares	(13,692)	279	(4,180)
Net Income (Loss) Attributed to Preferred Shares		4,474
Denominator:
Number of Ordinary Shares	566,744	162,198	162,198
Number of convertible preferred shares		2,603,652
Warrants			11,310
Weighted-average shares outstanding, basic	566,744	2,765,850	173,508
Weighted-average shares outstanding, diluted	566,744	2,765,850	173,508
Net income (loss) per share of Ordinary Shares, basic	$ (24.16)	$ 1.72	$ (24.09)
Net income (loss) per share of Ordinary Shares, diluted	$ (24.16)	$ 1.72	$ (24.09)
Ordinary Shares [Member]
Numerator:
Net Income (Loss)
Denominator:
Net income (loss) per share of Ordinary Shares, basic	$ (24.16)	$ 1.72	$ (24.09)
Net income (loss) per share of Ordinary Shares, diluted	(24.16)	1.72	(24.09)
Preferred Shares [Member]
Denominator:
Net income (loss) per share of Ordinary Shares, basic		1.72	(24.09)
Net income (loss) per share of Ordinary Shares, diluted		$ 1.72	$ (24.09)